Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments

The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2018	2017
	(in € millions)
Liquidity
Short term investments	915	1,032
Short term deposits	307	122
Cash at bank and on hand	584	355
Total surplus liquidity	1,806	1,509
Liquidity position	1,806	1,509

Summary of Immediate Impact on Net Loss Before Tax on Exchange Rate	The table below shows the immediate impact on net loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure, at December 31, 2018 and 2017

2018	AUD	EUR	GBP	USD
	(in € millions)
(Increase)/decrease in loss before tax	7	(3)	3	74

2017	AUD	EUR	GBP	USD
	(in € millions)
(Increase)/decrease in loss before tax	5	2	(2)	9

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2018:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	187	282	1,112	27
Cost of revenue	143	202	757	21
Total	330	484	1,869	48

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy

The following tables summarize, by major security type, our financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	2018
	(in € millions)
Financial assets at fair value
Short term investments:
Government securities	164	57	—	221
Agency securities	—	7	—	7
Corporate notes	—	343	—	343
Collateralized reverse purchase agreements	—	344	—	344
Derivatives (not designated for hedging):
Other	—	—	2	2
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Long term investments	1,630	—	16	1,646
Total financial assets at fair value by level	1,794	757	18	2,569
Financial liabilities at fair value
Derivatives (not designated for hedging):
Warrants	—	—	333	333
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Total financial liabilities at fair value by level	—	6	333	339

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	2017
	(in € millions)
Financial assets at fair value
Short term investments:
Government securities	206	38	—	244
Agency securities	—	7	—	7
Corporate notes	—	330	—	330
Collateralized reverse purchase agreements	—	451	—	451
Derivatives (not designated for hedging):
Foreign exchange forwards	—	2	—	2
Derivatives (designated for hedging):
Foreign exchange forwards	—	6	—	6
Long term investment	—	—	910	910
Total financial assets at fair value by level	206	834	910	1,950
Financial liabilities at fair value
Convertible Notes	—	—	944	944
Derivatives (not designated for hedging):
Contingent options	—	—	3	3
Warrants	—	—	346	346
Derivatives (designated for hedging):
Foreign exchange forwards	—	5	—	5
Total financial liabilities at fair value by level	—	5	1,293	1,298

Summary of Changes in Long Term Investments

The table below presents the changes in the long term investments:

	2018	2017
	(in € millions)
At January 1	910	—
Equity issued in exchange for long term investment	—	910
Changes in fair value recorded in other comprehensive loss	720	—
Purchase of investment	16	—
At December 31	1,646	910

Summary of Weightings Applied to Valuation Method	The following weightings, up until the Group’s direct listing, were applied to each valuation method:
	2018	2017	2016
PWERM	50%	50 – 80%	80 – 100%
Secondary market transactions	50%	20 – 50%	0 – 20%

Summary of Key Assumptions Used to Estimate Fair Value of Ordinary Shares and Contingent Options

The key assumptions used to estimate the fair value of the ordinary shares and contingent options using the PWERM, up until the Group’s direct listing, were as follows:

	2018	2017	2016
Revenue multiple used to estimate enterprise value	3.0	2.2 – 4.6	2.0 – 3.5
Discount rate (%)	13.0	13.0 – 19.5	14.0 – 19.5
Volatility (%)	32.5 – 35.0	30.0 – 37.5	35.0 – 47.5

Summary of Changes in Contingent Options Liability Explanatory

The table below presents the changes in the contingent options liability as at December 31:

	2018	2017	2016
	(in € millions)
At January 1	3	100	82
(Gain)/loss recognized in profit or loss	(3)	(97)	18
At December 31	—	3	100

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants are valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2018	2017	2016
Expected term (years)	0.6 – 1.7	0.9 – 1.6	1.9 – 2.1
Risk free rate (%)	1.98 – 2.73	1.17 – 1.76	0.77 – 1.14
Volatility (%)	32.5 – 40.0	30.0 – 37.5	35.0 – 37.5
Share price (US$)	113.50 – 180.83	50.70 – 120.50	42.18 – 44.40

Summary of Changes in Warrants Liability

The table below presents the changes in the warrants liability:

	2018	2017	2016
	(in € millions)
At January 1	346	34	—
Issuance of warrant for cash	—	9	27
Non cash changes in profit or loss
Changes in fair value	(39)	313	7
Effect of changes in foreign exchange rates	26	(10)	—
At December 31	333	346	34

Summary of Changes in Convertible Notes

The table below presents the changes in the Convertible Notes:

	2018	2017	2016
	(in € millions)
At January 1	944	1,106	—
Loan financing transaction - Convertible Notes	—	—	861
Non cash changes recognized in profit or loss
Changes in fair value	221	666	166
Effect of changes in foreign exchange rates	(20)	(142)	79
Issuance of shares upon exchange of Convertible Notes	(1,145)	(686)	—
At December 31	—	944	1,106

PWERM
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Summary of Weightings Applied to Valuation Method

The PWERM valuations, up until the Group’s direct listing, weighted the different scenarios as follows:

	2018	2017	2016
Market Approach – High Case Public Company	55 – 70%	25 – 40%	20 – 25%
Market Approach – Low Case Public Company	28 – 35%	35%	35 – 40%
Market Approach – High Case Transaction	0 – 3%	4 – 6%	4%
Market Approach – Low Case Transaction	0 – 2%	4 – 6%	6%
Private Case – Income and Market Approaches	2 – 5%	5 – 30%	30%